Inventory, net (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Total Gross Inventory, Finished Goods	$ 308,000	$ 297,000	$ 527,000
Less: Inventory reserve	(100,000)	(111,000)	(365,000)
Total Inventory	$ 208,000	$ 186,000	$ 162,000